Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.0%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$347	$ 347,747
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	411	439,561
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	255	254,199
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	432	452,876
Mosaic Solar Loan Trust, Series 2021-1A, Class A, 1.51%, 12/20/46(1)	213	211,212
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	99,659
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	278,977
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	185	185,133
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	616	623,961
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	526,004
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	341	359,900
Sonic Capital, LLC, Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	476	509,963
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	393	391,218
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	271	289,348
Total Asset-Backed Securities (identified cost $4,807,068)		$4,969,758

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	$150	$ 152,161
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	152	152,544
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	244	245,750
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	185	185,482
Total Collateralized Mortgage Obligations (identified cost $732,734)		$ 735,937

Commercial Mortgage-Backed Securities — 1.9%

Security	Principal Amount (000's omitted)	Value
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	$102	$ 102,542
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	308	310,020
Federal National Mortgage Association:
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	900	1,061,499
Series 2019-M9, Class A2, 2.937%, 4/25/29	223	246,599
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	140	146,312
Total Commercial Mortgage-Backed Securities (identified cost $1,868,799)		$ 1,866,972

Corporate Bonds — 40.8%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc.:
3.50%, 9/15/53(1)	$300	$ 301,856
3.80%, 12/1/57(1)	427	445,693
4.90%, 6/15/42	435	527,344
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	395	454,523
Comcast Corp.:
2.45%, 8/15/52(5)	621	562,211
4.25%, 1/15/33	305	364,252
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	256,796
SES S.A., 5.30%, 4/4/43(1)	130	152,808
T-Mobile USA, Inc.:
2.25%, 11/15/31	227	224,777
2.55%, 2/15/31	126	127,764
2.625%, 4/15/26	197	201,922
		$3,619,946
Consumer, Cyclical — 1.6%
Aptiv PLC, 5.40%, 3/15/49	$665	$903,025
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	138	153,534
Home Depot, Inc. (The), 4.40%, 3/15/45	203	258,423
Nordstrom, Inc.:
4.25%, 8/1/31(1)(5)	76	79,245
5.00%, 1/15/44	223	222,602
		$1,616,829

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 2.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$304	$ 329,080
Block Financial, LLC, 3.875%, 8/15/30	247	267,264
Centene Corp., 4.625%, 12/15/29	279	307,184
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	212,877
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	203,539
CVS Health Corp., 4.30%, 3/25/28	349	401,256
CVS Pass-Through Trust, 6.036%, 12/10/28	181	212,451
Ford Foundation (The), 2.415%, 6/1/50	270	260,514
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	245,310
Merck & Co., Inc., 2.45%, 6/24/50	222	209,836
Pfizer, Inc., 2.625%, 4/1/30	160	170,605
		$2,819,916
Energy — 0.8%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$717	$735,764
		$735,764
Financial — 17.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$302	$354,441
Affiliated Managers Group, Inc., 3.30%, 6/15/30	393	424,799
Agree L.P., 2.00%, 6/15/28	94	93,329
Air Lease Corp., 2.875%, 1/15/26	349	366,972
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	292,067
Aon Corp., 2.80%, 5/15/30	209	219,661
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	316	329,146
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	214	215,762
2.087% to 6/14/28, 6/14/29(6)	215	216,949
3.824% to 1/20/27, 1/20/28(6)	2,025	2,249,256
BankUnited, Inc., 5.125%, 6/11/30	230	268,493
Brookfield Finance, Inc., 4.70%, 9/20/47	385	471,503
Capital One Financial Corp., 4.20%, 10/29/25	300	335,154
CI Financial Corp.:
3.20%, 12/17/30	239	245,541
4.10%, 6/15/51	122	127,746
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(6)	211	232,924
4.00% to 12/10/25(6)(7)	415	430,044
4.125%, 7/25/28	270	304,418
4.65%, 7/23/48	210	275,563
5.316% to 3/26/40, 3/26/41(6)	400	535,821
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(6)	288	305,191
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	$446	$ 474,082
Extra Space Storage L.P., 2.55%, 6/1/31	180	181,433
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	254	256,223
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	314,262
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	437	439,984
2.522% to 4/22/30, 4/22/31(6)	450	463,445
2.739% to 10/15/29, 10/15/30(6)	219	229,395
2.956% to 5/13/30, 5/13/31(6)	225	236,609
4.493% to 3/24/30, 3/24/31(6)	300	355,601
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	450	483,699
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	263	261,880
3.624%, 6/3/30(1)	334	353,669
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(6)	600	655,079
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	757	794,562
Principal Financial Group, Inc., 4.625%, 9/15/42	296	368,610
Radian Group, Inc., 4.875%, 3/15/27	295	321,692
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	200	200,998
1.456% to 1/14/26, 1/14/27(1)(6)	243	241,066
Stifel Financial Corp., 4.00%, 5/15/30	235	261,037
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	373	396,312
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(6)	230	229,859
5.10% to 3/1/30(6)(7)	232	261,290
UBS AG, 1.25%, 6/1/26(1)	236	235,486
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	295	289,264
Welltower, Inc., 2.75%, 1/15/31	200	206,401
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(5)(6)	265	260,991
		$17,067,709
Government - Multinational — 4.4%
Asian Development Bank, 3.125%, 9/26/28	$291	$326,970
European Investment Bank:
2.375%, 5/24/27	860	923,501
2.875%, 6/13/25(1)	1,332	1,445,490
International Bank for Reconstruction & Development:
1.375%, 4/20/28	735	741,607
3.125%, 11/20/25	861	947,457
		$4,385,025

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$ 597,681
		$ 597,681
Industrial — 3.0%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$285	$ 330,281
FedEx Corp., 4.55%, 4/1/46	425	517,011
Jabil, Inc., 3.60%, 1/15/30	254	275,307
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	907,470
Owens Corning, 3.95%, 8/15/29	525	593,734
Valmont Industries, Inc., 5.00%, 10/1/44	319	387,573
		$3,011,376
Technology — 1.9%
Apple, Inc., 3.45%, 2/9/45	$350	$392,262
DXC Technology Co., 4.75%, 4/15/27(5)	324	373,364
Microsoft Corp., 2.525%, 6/1/50	266	261,944
Oracle Corp., 4.125%, 5/15/45	220	245,517
Seagate HDD Cayman, 5.75%, 12/1/34	316	364,078
Western Digital Corp., 4.75%, 2/15/26	248	275,900
		$1,913,065
Utilities — 4.8%
AES Corp. (The), 2.45%, 1/15/31(1)	$386	$382,544
American Water Capital Corp.:
2.30%, 6/1/31	495	503,653
3.75%, 9/1/47	475	536,999
Avangrid, Inc., 3.80%, 6/1/29	422	476,757
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	282,810
4.00%, 11/15/57	420	476,480
MidAmerican Energy Co., 4.25%, 7/15/49	539	680,147
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	219	221,704
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	672,173
Northern States Power Co., 2.60%, 6/1/51	317	302,081
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	232,779
		$4,768,127
Total Corporate Bonds (identified cost $37,883,182)		$40,535,438

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$250	$ 245,005
Total High Social Impact Investments (identified cost $250,000)		$ 245,005

Preferred Stocks — 0.5%

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%(5)	18,400	$ 481,896
Total Preferred Stocks (identified cost $460,000)		$ 481,896

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/29	$635	$ 655,814
Total Sovereign Government Bonds (identified cost $639,996)		$ 655,814

Taxable Municipal Obligations — 4.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.5%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,452,074
		$ 1,452,074
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 165,755
3.034%, 6/1/34	110	117,522
		$ 283,277
Water and Sewer — 2.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$788,827
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	183,426

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,530	$ 1,640,634
		$ 2,612,887
Total Taxable Municipal Obligations (identified cost $3,929,191)		$ 4,348,238

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 161,385
3.485%, 8/1/35	85	96,320
3.585%, 8/1/37	150	170,540
Total U.S. Government Agencies and Instrumentalities (identified cost $415,885)		$ 428,245

U.S. Government Agency Mortgage-Backed Securities — 14.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$368	$ 385,324
Federal National Mortgage Association:
30-Year, 2.00%, TBA(10)	1,064	1,075,238
30-Year, 2.50%, TBA(10)	5,100	5,275,711
30-Year, 3.00%, TBA(10)	6,400	6,673,001
Pool #FM6803, 2.00%, 4/1/51	208	211,667
Pool #FM7023, 3.00%, 7/1/49	277	288,762
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	308	321,174
Pool #CB8629, 2.50%, 4/20/51	391	409,799
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $14,658,069)		$14,640,676

U.S. Treasury Obligations — 36.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$182	$ 163,516
1.875%, 2/15/41	1,045	1,023,284
1.875%, 2/15/51	458	437,247
2.00%, 2/15/50	530	520,849
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.25%, 5/15/41	$229	$ 238,339
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(11)	869	997,688
U.S. Treasury Notes:
0.125%, 11/30/22	5,285	5,282,023
0.125%, 12/31/22	5,037	5,033,955
0.125%, 1/31/23	4,838	4,834,042
0.25%, 5/15/24	513	510,235
0.25%, 6/15/24	1,054	1,047,618
0.375%, 11/30/25	4,484	4,404,248
0.375%, 12/31/25	2,850	2,796,451
0.375%, 1/31/26	3,513	3,443,152
0.75%, 5/31/26	300	298,313
0.875%, 11/15/30	2,516	2,392,952
1.125%, 2/29/28	1,068	1,064,996
1.125%, 2/15/31	498	483,527
1.25%, 3/31/28	476	477,952
1.25%, 6/30/28	375	375,615
1.625%, 5/15/31	515	522,966
Total U.S. Treasury Obligations (identified cost $36,522,690)		$36,348,968

Short-Term Investments — 8.1%
Affiliated Fund — 7.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(12)	7,216,935	$ 7,216,935
Total Affiliated Fund (identified cost $7,216,935)		$ 7,216,935
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(13)	767,238	$ 767,238
Total Securities Lending Collateral (identified cost $767,238)		$ 767,238
Total Short-Term Investments (identified cost $7,984,173)		$ 7,984,173
Total Investments — 114.1% (identified cost $110,151,787)		$113,241,120
Other Assets, Less Liabilities — (14.1)%		$(13,972,282)
Net Assets — 100.0%		$ 99,268,838

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $16,306,256 or 16.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $1,315,782 and the total market value of the collateral received by the Fund was $1,345,820, comprised of cash of $767,238 and U.S. government and/or agencies securities of $578,582.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $245,005, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(23)	Short	9/30/21	$(2,838,883)	$6,445
U.S. Long Treasury Bond	(8)	Short	9/21/21	(1,286,000)	(40,640)
U.S. Ultra 10-Year Treasury Note	(69)	Short	9/21/21	(10,157,016)	(178,016)
U.S. Ultra-Long Treasury Bond	(1)	Short	9/21/21	(192,687)	(9,393)
					$(221,604)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $7,461,940, which represents 7.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 250,000	$ —	$ —	$(4,995)	$ 245,005	$2,042	$ 250,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	257,967	60,614,420	(53,654,327)	(1,143)	18	7,216,935	6,527	7,216,935
Totals				$(1,143)	$(4,977)	$7,461,940	$8,569

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$4,969,758	$ —	$4,969,758
Collateralized Mortgage Obligations	—	735,937	—	735,937
Commercial Mortgage-Backed Securities	—	1,866,972	—	1,866,972
Corporate Bonds	—	40,535,438	—	40,535,438
High Social Impact Investments	—	245,005	—	245,005
Preferred Stocks	481,896	—	—	481,896
Sovereign Government Bonds	—	655,814	—	655,814
Taxable Municipal Obligations	—	4,348,238	—	4,348,238
U.S. Government Agencies and Instrumentalities	—	428,245	—	428,245
U.S. Government Agency Mortgage-Backed Securities	—	14,640,676	—	14,640,676
U.S. Treasury Obligations	—	36,348,968	—	36,348,968
Short-Term Investments:
Affiliated Fund	—	7,216,935	—	7,216,935
Securities Lending Collateral	767,238	—	—	767,238
Total Investments	$1,249,134	$111,991,986	$ —	$113,241,120
Futures Contracts	$6,445	$ —	$ —	$6,445
Total	$1,255,579	$111,991,986	$ —	$113,247,565
Liability Description
Futures Contracts	$(228,049)	$ —	$ —	$(228,049)
Total	$(228,049)	$ —	$ —	$(228,049)

Calvert
Core Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.